Financial items (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Finance Income Expense [Abstract]
Gains (losses) on net foreign exchange	$ (138)	$ (19)	$ (21)	$ (157)	$ 65	$ 126
Interest income and other financial items	155	(7)	85	148	267	487
Gains (losses) derivative financial instruments	(55)	(164)	(88)	(220)	(205)	(61)
Interest and other finance expenses	(278)	(229)	68	(507)	(289)	(903)
Net financial items	(317)	(420)	44	(737)	(162)	(351)
Expense related to implementation of IFRS 9		$ 64		64
Income from release of a provision			$ 319		$ 319	$ 319
Commercial paper program limit	5,000			5,000
Commercial paper issued	$ 1,320			$ 1,320